Fair Value Measurements Level 4 Financial Instruments Not Carried At Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	$ 158,888	$ 154,713
Assets, Fair Value Disclosure	124,509	116,376
Liabilities	155,703	152,161
Financing Receivable, Allowance for Credit Loss	(17)	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	878	893
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Other Policyholder Funds and Benefits Payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	5,282	6,049
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Investment Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	1
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Policy loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,452	1,467
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage loans [1]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	2,092	2,241
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Other Policyholder Funds and Benefits Payable [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	5,261	5,912
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Investment Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Fair Value Disclosure	0	1
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Policy loans
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	1,452	1,467
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage loans [1]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, Fair Value Disclosure	$ 2,248	$ 2,331